Apr. 14, 2020
JPMORGAN TRUST I

JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Summary Prospectuses and Prospectus dated November 1, 2019, as supplemented

J.P. Morgan Income Funds
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Floating Rate Income Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Income Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Managed Income Fund
JPMorgan Short Duration Core Plus Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund
Summary Prospectuses and Prospectuses dated
July 1, 2019, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan Global Research Enhanced Index Fund
JPMorgan International Advantage Fund
JPMorgan International Equity Fund
JPMorgan International Unconstrained Equity Fund
JPMorgan International Value Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Funds
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund
JPMorgan Systematic Alpha Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

JPMorgan Opportunistic Equity Long/Short Fund
JPMorgan Research Market Neutral Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Equity Fund
JPMorgan Tax Aware Real Return Fund
Summary Prospectuses and Prospectuses
dated March 1, 2020, as supplemented

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
Summary Prospectuses and Prospectuses
dated November 1, 2019, as supplemented

JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
Summary Prospectuses and Prospectuses
dated November 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Equity Focus Fund
JPMorgan Growth and Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Sustainable Equity Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Summary Prospectuses and Prospectuses
dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE